DoubleLine Low Duration Emerging Markets Fixed Income Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 87.4%

Argentina - 1.2%
1,050,000	Pampa Energia S.A.	7.38%		07/21/2023	1,018,511
133,333	Pan American Energy LLC	7.88%		05/07/2021	138,833
1,550,000	YPF S.A.	8.50%		03/23/2021	1,582,550

					2,739,894

Brazil - 9.1%
700,000	Banco Bradesco S.A.	5.90%		01/16/2021	732,900
700,000	Banco BTG Pactual S.A.	5.75%		09/28/2022	730,800
1,600,000	Banco BTG Pactual S.A. (5 Year CMT Rate + 5.26%)	7.75%	^	02/15/2029	1,674,000
500,000	Banco do Brasil S.A.	4.75%	^	03/20/2024	523,475
200,000	Braskem Finance Ltd.	5.75%		04/15/2021	209,375
3,000,000	Braskem Netherlands Finance B.V.	3.50%		01/10/2023	3,020,250
2,600,000	ESAL GmBH	6.25%		02/05/2023	2,661,750
2,400,000	Globo Comunicacao e Participacoes S.A.	4.88%		04/11/2022	2,479,500
105,102	Invepar Holdings	0.00%	ΩÞ	12/30/2028	4,494
200,000	Itau Unibanco Holding S.A.	6.20%		12/21/2021	212,802
500,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.98%)	6.13%	^†	12/12/2022	509,875
1,700,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.98%)	6.13%	†	12/12/2022	1,733,575
200,000	JBS Investments GmbH	7.25%		04/03/2024	208,084
500,000	JBS Investments GmbH	7.00%	^	01/15/2026	542,750
4,100,000	MARB BondCo PLC	7.00%		03/15/2024	4,287,411
1,600,000	Petrobras Global Finance B.V.	5.30%		01/27/2025	1,701,600

					21,232,641

Chile - 10.5%
800,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%	^	03/26/2079	854,608
700,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	747,782
450,000	Banco Santander	3.88%		09/20/2022	466,777
500,000	Celulosa Arauco y Constitucion S.A.	4.75%		01/11/2022	520,625
1,000,000	Celulosa Arauco y Constitucion S.A.	4.50%		08/01/2024	1,055,000
1,300,000	Colbun S.A.	4.50%		07/10/2024	1,370,128
1,875,000	ECL S.A.	5.63%		01/15/2021	1,959,665
173,900	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	182,106
2,700,000	Empresa Nacional de Telecomunicaciones S.A.	4.88%		10/30/2024	2,853,248
900,000	Enel Generacion Chile S.A.	4.25%		04/15/2024	946,885
775,247	Guanay Finance Ltd.	6.00%		12/15/2020	788,814
2,185,000	Inversiones CMPC S.A.	4.50%		04/25/2022	2,266,663
300,000	Inversiones CMPC S.A.	4.38%		05/15/2023	312,181
2,200,000	Latam Finance Ltd.	6.88%		04/11/2024	2,292,422
3,000,000	SACI Falabella	3.75%		04/30/2023	3,081,988
1,770,000	Telefonica Chile S.A.	3.88%		10/12/2022	1,831,340
2,800,000	VTR Finance B.V.	6.88%		01/15/2024	2,908,500

					24,438,732

China - 6.5%
2,920,000	CNOOC Finance Ltd.	2.63%		05/05/2020	2,925,562
200,000	CNOOC Finance Ltd.	4.25%		01/26/2021	205,406
1,400,000	CNOOC Finance Ltd.	3.88%		05/02/2022	1,444,526
500,000	CNOOC Finance Ltd.	3.00%		05/09/2023	504,927
3,035,000	CNPC General Capital Ltd.	3.95%		04/19/2022	3,140,962
1,000,000	CNPC General Capital Ltd.	3.40%		04/16/2023	1,023,068
700,000	CNPC Overseas Capital Ltd.	4.50%		04/28/2021	723,350
400,000	Sinopec Group Overseas Development Ltd.	2.50%		04/28/2020	400,037
700,000	Sinopec Group Overseas Development Ltd.	2.00%	^	09/29/2021	691,739
600,000	Sinopec Group Overseas Development Ltd.	2.00%		09/29/2021	592,919
200,000	Sinopec Group Overseas Development Ltd.	3.00%	^	04/12/2022	201,867
1,000,000	Sinopec Group Overseas Development Ltd.	3.75%	^	09/12/2023	1,041,469
1,200,000	Sinopec Group Overseas Development Ltd.	4.38%		10/17/2023	1,275,982
800,000	Sinopec Group Overseas Development Ltd.	4.38%		04/10/2024	856,336

					15,028,150

Colombia - 7.3%
1,500,000	Bancolombia S.A.	5.95%		06/03/2021	1,588,200
1,100,000	Bancolombia S.A. (5 Year CMT Rate + 2.93%)	4.88%		10/18/2027	1,129,568
100,000	Colombia Telecomunicaciones S.A. (5 Year Swap Rate USD + 6.96%)	8.50%	†	03/30/2020	104,151
3,000,000	Ecopetrol S.A.	5.88%		09/18/2023	3,330,000
2,000,000	Grupo Aval Ltd.	4.75%		09/26/2022	2,073,000
400,000	GrupoSura Finance S.A.	5.70%		05/18/2021	420,500
2,000,000	Millicom International Cellular S.A.	6.00%		03/15/2025	2,083,500
1,100,000	Millicom International Cellular SA	6.63%		10/15/2026	1,200,265
3,600,000	Oleoducto Central S.A.	4.00%		05/07/2021	3,675,636
1,400,000	Tecnoglass, Inc.	8.20%		01/31/2022	1,484,000

					17,088,820

Dominican Republic - 0.6%
400,000	AES Dominicana	7.95%		05/11/2026	434,504
900,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	931,509

					1,366,013

Guatemala - 0.2%
200,000	Comcel Trust	6.88%		02/06/2024	207,375
368,000	Industrial Senior Trust	5.50%		11/01/2022	375,364

					582,739

Hong Kong - 1.9%
200,000	CK Hutchison Capital Securities Ltd. (5 Year CMT Rate + 2.07%)	4.00%	†	05/12/2022	199,755
2,170,000	CK Hutchison International Ltd.	2.88%	^	04/05/2022	2,192,066
1,920,000	CK Hutchison International Ltd.	2.88%		04/05/2022	1,939,524

					4,331,345

India - 9.7%
3,505,000	Adani Ports & Special Economic Zone Ltd.	3.50%		07/29/2020	3,527,989
2,730,000	Bharat Petroleum Corporation Ltd.	4.63%		10/25/2022	2,879,631
2,800,000	Bharti Airtel Ltd.	5.13%		03/11/2023	2,945,865
2,805,000	Indian Oil Corporation Ltd.	5.63%		08/02/2021	2,961,586
400,000	Indian Oil Corporation Ltd.	5.75%		08/01/2023	438,149
700,000	Indian Oil Corporation Ltd.	4.75%		01/16/2024	735,255
1,685,000	ONGC Videsh Ltd.	2.88%		01/27/2022	1,679,603
3,005,000	Reliance Holdings, Inc.	4.50%		10/19/2020	3,072,462
1,000,000	Reliance Holdings, Inc.	5.40%		02/14/2022	1,062,660
1,900,000	UPL Corporation	3.25%		10/13/2021	1,902,242
1,200,000	Vedanta Resources PLC	7.13%		05/31/2023	1,185,300
200,000	Vedanta Resources PLC	6.13%		08/09/2024	184,478

					22,575,220

Indonesia - 3.3%
4,500,000	Freeport-McMoRan, Inc.	4.55%		11/14/2024	4,611,375
2,000,000	Pertamina Persero PT	4.88%		05/03/2022	2,111,003
600,000	Perusahaan Listrik Negara PT	5.50%		11/22/2021	636,600
300,000	Perusahaan Penerbit	3.40%		03/29/2022	304,902

					7,663,880

Israel - 1.2%
2,481,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	2,517,572
300,000	Israel Electric Corporation Ltd.	6.88%		06/21/2023	340,944

					2,858,516

Jamaica - 0.1%
1,000,000	Digicel Group Ltd.	8.25%	^	09/30/2022	225,000

					225,000

Malaysia - 3.5%
3,000,000	Axiata SPV2 BHD	3.47%		11/19/2020	3,036,080
2,485,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	2,524,462
2,500,000	Petronas Global Sukuk Ltd.	2.71%		03/18/2020	2,504,587

					8,065,129

Mexico - 13.1%
4,500,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 5.04%)	6.88%	†	07/06/2022	4,578,525
2,900,000	Banco Nacional de Comercio Exterior S.N.C. (5 Year CMT Rate + 3.00%)	3.80%		08/11/2026	2,929,754
400,000	Banco Santander	4.13%		11/09/2022	411,400
1,250,000	Banco Santander (5 Year CMT Rate + 3.00%)	5.95%	#^	10/01/2028	1,325,012
2,450,000	BBVA Bancomer S.A.	6.50%		03/10/2021	2,581,075
1,250,000	BBVA Bancomer S.A.	6.75%		09/30/2022	1,363,500
1,000,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	988,510
2,000,000	Cemex S.A.B. de C.V.	6.13%		05/05/2025	2,097,500
1,900,000	Cemex S.A.B. de C.V.	7.75%		04/16/2026	2,094,769
1,627,000	Credito Real S.A.B. de C.V.	7.25%		07/20/2023	1,706,316
1,700,000	El Puerto de Liverpool S.A.B. de C.V.	3.95%		10/02/2024	1,714,892
2,500,000	Fresnillo PLC	5.50%		11/13/2023	2,733,125
3,100,000	Grupo Bimbo S.A.B. de C.V. (5 Year CMT Rate + 3.28%)	5.95%	†	04/17/2023	3,270,190
300,000	Grupo Cementos de Chihuahua S.A.B. de C.V.	5.25%		06/23/2024	306,300
200,000	Nacional Financiera S.N.C.	3.38%		11/05/2020	200,952
2,150,000	Unifin Financiera S.A.B. de C.V.	7.25%		09/27/2023	2,227,938

					30,529,758

Panama - 7.5%
1,000,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%		05/07/2020	1,006,000
2,300,000	Banistmo S.A.	3.65%		09/19/2022	2,314,375
3,600,000	C&W Senior Financing DAC	7.50%		10/15/2026	3,762,000
3,088,714	ENA Norte Trust	4.95%		04/25/2023	3,196,819
2,400,000	Global Bank Corporation	4.50%		10/20/2021	2,472,024
2,000,000	Multibank, Inc.	4.38%		11/09/2022	2,050,020
1,567,389	Panama Metro Line SP	0.00%	^	12/05/2022	1,489,035
1,140,308	Panama Metro Line SP	0.00%		12/05/2022	1,083,304

					17,373,577

Peru - 3.5%
300,000	Banco de Credito del Peru	4.25%		04/01/2023	314,628
1,000,000	Banco Internacional del Peru S.A.A.	3.38%		01/18/2023	1,006,500
2,000,000	Banco International del Peru S.A.A.	5.75%		10/07/2020	2,080,020
1,735,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	1,841,286
600,000	BBVA Banco Continental S.A. (5 Year CMT Rate + 2.75%)	5.25%		09/22/2029	645,006
2,100,000	Nexa Resources Peru S.A.A.	4.63%		03/28/2023	2,184,021

					8,071,461

Philippines - 1.2%
1,000,000	BDO Unibank, Inc.	2.63%		10/24/2021	998,362
1,075,000	BDO Unibank, Inc.	2.95%		03/06/2023	1,075,445
200,000	Security Bank Corporation	4.50%		09/25/2023	211,806
600,000	Union Bank of the Philippines	3.37%		11/29/2022	607,853

					2,893,466

Singapore - 5.7%
200,000	DBS Group Holdings Ltd.	2.94%		06/08/2020	200,174
1,300,000	DBS Group Holdings Ltd. (5 Year Mid Swap Rate USD + 1.59%)	4.52%		12/11/2028	1,379,333
4,100,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	4,104,100
1,000,000	Oversea-Chinese Banking Corporation	4.25%		06/19/2024	1,053,261
500,000	Oversea-Chinese Banking Corporation (5 Year Swap Rate USD + 2.20%)	4.00%		10/15/2024	501,635
750,000	Temasek Financial Ltd.	2.38%		01/23/2023	755,106
800,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.50%)	3.75%		04/15/2029	825,215
400,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.65%)	2.88%		03/08/2027	399,304
2,000,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.79%)	3.88%	†	10/19/2023	1,975,660
2,000,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.24%)	3.50%		09/16/2026	2,023,960

					13,217,748

Thailand - 1.3%
3,000,000	PTTEP Treasury Center Company Ltd. (5 Year CMT Rate + 2.72%)	4.60%	†	07/17/2022	3,037,962

					3,037,962

Total Foreign Corporate Bonds (Cost $199,415,119)					203,320,051

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 10.5%

Argentina - 0.5%
1,500,000	Argentine Republic Government International Bond	5.63%		01/26/2022	1,267,515

					1,267,515

Brazil - 0.8%
1,800,000	Brazilian Government International Bond	4.88%		01/22/2021	1,871,100

					1,871,100

Chile - 1.1%
2,500,000	Chile Government International Bond	2.25%		10/30/2022	2,510,625

					2,510,625

Colombia - 1.0%
2,200,000	Colombia Government International Bond	4.38%		07/12/2021	2,278,122

					2,278,122

Costa Rica - 0.5%
1,150,000	Costa Rica Government International Bond	10.00%		08/01/2020	1,221,887

					1,221,887

Dominican Republic - 1.3%
2,846,667	Dominican Republic International Bond	7.50%		05/06/2021	3,003,233
100,000	Dominican Republic International Bond	5.88%		04/18/2024	107,265

					3,110,498

Indonesia - 2.4%
2,505,000	Indonesia Government International Bond	4.88%		05/05/2021	2,605,122
2,805,000	Indonesia Government International Bond	3.70%		01/08/2022	2,873,721

					5,478,843

Israel - 0.9%
2,000,000	Israel Government International Bond	4.00%		06/30/2022	2,108,300

					2,108,300

Malaysia - 0.2%
500,000	Wakala Global Sukuk BHD	4.65%		07/06/2021	522,750

					522,750

Philippines - 1.8%
4,000,000	Philippine Government International Bond	4.00%		01/15/2021	4,096,531

					4,096,531

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $24,453,711)					24,466,171

Short Term Investments - 2.2%
1,708,672	First American Government Obligations Fund - Class U	2.31%	◆		1,708,672
1,711,671	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	2.26%	◆		1,711,671
1,711,671	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	2.24%	◆		1,711,671

Total Short Term Investments (Cost $5,132,014)					5,132,014

Exchange Traded Funds and Common Stocks - 0.1%
21,248	Frontera Energy Corporation				212,483

Total Exchange Traded Funds and Common Stocks (Cost $1,923,481)					212,483

Warrants - 0.0%
87,695	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00* Þ				-

Total Warrants (Cost $–)					-

Total Investments - 100.2% (Cost $230,924,325)					233,130,719
Liabilities in Excess of Other Assets - (0.2)%					(577,928)

NET ASSETS - 100.0%					$232,552,791

^

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2019, the value of these securities amounted to $13,788,468 or 5.9% of net assets.

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

Þ	Value determined using significant unobservable inputs.

†	Perpetual Maturity

◆	Seven-day yield as of June 30, 2019

BRL	Brazilian Real

*	Non-income producing security

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Corporate Bonds	87.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	10.5%
Short Term Investments	2.2%
Exchange Traded Funds and Common Stocks	0.1%
Warrants	0.0%	~
Other Assets and Liabilities	(0.2)%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Banking	24.3%
Energy	19.3%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	10.7%
Telecommunications	9.1%
Transportation	6.9%
Mining	4.7%
Consumer Products	4.7%
Utilities	3.7%
Finance	3.1%
Building and Development (including Steel/Metals)	2.5%
Short Term Investments	2.2%
Retailers (other than Food/Drug)	2.0%
Conglomerates	1.9%
Pulp & Paper	1.8%
Chemical Products	1.4%
Media	1.1%
Chemicals/Plastics	0.8%
Construction	0.0%	~
Other Assets and Liabilities	(0.2)%

	100.0%

~	Represents less than 0.05% of net assets

COUNTRY BREAKDOWN as a % of Net Assets:

Mexico	13.1%
Chile	11.6%
Brazil	9.9%
India	9.7%
Colombia	8.4%
Panama	7.5%
China	6.5%
Singapore	5.7%
Indonesia	5.7%
Malaysia	3.7%
Peru	3.5%
Philippines	3.0%
United States	2.2%
Israel	2.1%
Dominican Republic	1.9%
Hong Kong	1.9%
Argentina	1.7%
Thailand	1.3%
Costa Rica	0.5%
Guatemala	0.2%
Jamaica	0.1%
Other Assets and Liabilities	(0.2)%

100.0%

Notes to Schedule of Investments June 30, 2019 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 17 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund and Doubleline Emerging Markets Local Currency Bond Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate schedule of investments.

Each Fund is classified as a diversified fund under the 1940 Act, except the Global Bond Fund, Infrastructure Income Fund, and Strategic Commodity Fund, which are classified as non-diversified Funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and commencement of operations of each share class are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—

DoubleLine Floating Rate Fund	Seek high level of current income	2/1/2013	2/1/2013	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Notes to Financial Statements (Cont.)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of June 30, 20191:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$1,501,245,135	$458,192,157	$64,170,160	$52,369,809	$80,161,041	$3,509,571

Affiliated Mutual Funds	—	1,391,458,534	—	64,575,934	49,800,000	—

Exchange Traded Funds and Common Stocks	—	1,356,900	2,284,975	61,757,005	893,288	—

Real Estate Investment Trusts	—	—	—	2,806,856	—	—

Total Level 1	1,501,245,135	1,851,007,591	66,455,135	181,509,604	130,854,329	3,509,571

Level 2

US Government and Agency Mortgage Backed Obligations	23,467,181,842	1,718,237,591	—	6,087,768	332,697,127	—

Non-Agency Residential Collateralized Mortgage Obligations	13,870,898,355	1,027,265,278	—	14,160,060	1,297,177,522	—

US Government and Agency Obligations	4,347,742,046	1,934,647,087	—	—	334,382,654	—

Non-Agency Commercial Mortgage Backed Obligations	4,054,353,569	904,306,978	—	—	1,218,474,368	—

Collateralized Loan Obligations	2,735,122,973	359,897,695	—	1,284,588	1,153,027,870	1,958,049

Asset Backed Obligations	2,302,971,883	245,068,650	—	846,395	600,025,403	—

Other Short Term Investments	1,247,801,399	434,044,008	—	11,929,239	184,626,531	—

Foreign Corporate Bonds	—	1,570,839,774	1,097,600,865	—	1,124,706,881	6,295,663

US Corporate Bonds	—	1,493,481,314	—	—	402,182,531	37,728,192

Bank Loans	—	482,197,081	—	—	357,514,311	379,722,586

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	136,201,540	90,823,871	—	58,287,790	—

Municipal Bonds	—	10,719,414	—	—	—	—

Total Level 2	52,026,072,067	10,316,906,410	1,188,424,736	34,308,050	7,063,102,988	425,704,490

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	304,336,700	40,889,022	—	952,690	1,265,984	—

Asset Backed Obligations	—	8,645,077	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	3,467,652	—	—	—	—

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Warrants	—	—	1	—	—	—

Total Level 3	304,336,700	53,052,753	82,504	952,690	1,265,984	—

Total	$53,831,653,902	$12,220,966,754	$1,254,962,375	$216,770,344	$7,195,223,301	$429,214,061

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$1,186,553	$—	$—

Total Level 1	—	—	—	1,186,553	—	—

Level 2

Excess Return Swaps	—	—	—	4,238,171	—	—

Forward Currency Exchange Contracts	—	—	—	24,621	—	—

Total Level 2	—	—	—	4,262,792	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$5,449,345	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Money Market Funds	$372,839,493	$60,573,027	$5,132,014	$1,919,487	$38,402,511	$4,661,618

Affiliated Mutual Funds	200,149,451	98,118,347	—	—	—	—

Exchange Traded Funds and Common Stock	—	55,684	212,483	—	—	—

Total Level 1	572,988,944	158,747,058	5,344,497	1,919,487	38,402,511	4,661,618

Level 2

Collateralized Loan Obligations	883,965,159	218,861,055	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	856,607,591	147,592,980	—	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	788,584,247	266,652,250	—	—	—	—

Foreign Corporate Bonds	580,492,685	225,599,524	203,315,557	—	—	—

US Government and Agency Obligations	562,972,089	46,436,958	—	24,686,970	—	234,309,765

Bank Loans	516,108,185	104,524,399	—	—	—	—

Other Short Term Investments	456,884,469	—	—	3,672,854	401,666,910	—

Asset Backed Obligations	437,560,617	59,693,847	—	—	—	—

US Government and Agency Mortgage Backed Obligations	435,802,395	13,126,344	—	59,002,617	—	—

US Corporate Bonds	336,866,606	99,287,881	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	33,771,981	16,198,696	24,466,171	—	—	919,643,822

Total Level 2	5,889,616,024	1,197,973,934	227,781,728	87,362,441	401,666,910	1,153,953,587

Level 3

Non-Agency Commercial Mortgage Backed Obligations	2,265,672	477,174	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	31,211,480	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	2,267,170	31,690,154	4,494	—	—	—

Total	$6,464,872,138	$1,388,411,146	$233,130,719	$89,281,928	$440,069,421	$1,158,615,205

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$356,068	$—	$—

Total Level 1	—	—	—	356,068	—	—

Level 2

Excess Return Swaps	284,743,977	—	—	—	18,459,485	—

Forward Currency Exchange Contracts	—	—	—	—	—	—

Total Level 2	284,743,977	—	—	—	18,459,485	—

Level 3	—	—	—	—	—	—

Total	$284,743,977	$—	$—	$356,068	$18,459,485	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund

Investments in Securities

Level 1

Money Market Funds	$23,346,976	$4,052,022	$6,357,372	$3,798,084	$10,000,000

Affiliated Mutual Funds	—	—	5,902,549	—	—

Total Level 1	23,346,976	4,052,022	12,259,921	3,798,084	10,000,000

Level 2

Asset Backed Obligations	246,020,408	—	4,698,452	8,553,108	—

US Corporate Bonds	157,375,655	68,111,476	4,021,379	7,997,083	—

Foreign Corporate Bonds	100,403,384	48,490,129	5,455,203	9,886,010	—

Commercial Paper	—	118,290,775	—	—	—

Other Short Term Investments	—	4,983,174	398,161	7,174,369	—

Collateralized Loan Obligations	—	—	9,879,656	17,298,747	—

Non-Agency Commercial Mortgage Backed Obligations	—	—	7,898,124	16,537,229	—

Non-Agency Residential Collateralized Mortgage Obligations	—	—	7,684,032	14,959,556	—

US Government and Agency Mortgage Backed Obligations	—	—	5,370,985	7,922,035	—

US Government and Agency Obligations	—	—	2,701,783	22,587,907	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	70,333	586,838	—

Bank Loans	—	—	—	6,765,844	—

Total Level 2	503,799,447	239,875,554	48,178,108	120,268,726	—

Level 3

Foreign Corporate Bonds	10,510,043	—	—	—	—

Asset Backed Obligations	4,477,833	—	—	—	—

Total Level 3	14,987,876	—	—	—	—

Total	$542,134,299	$243,927,576	$60,438,029	$124,066,810	$10,000,000

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—

Level 2

Forward Currency Exchange Contracts	—	—	(1,124,969)	—	—

Excess Return Swaps	—	—	3,240,159	11,938,843	—

Total Level 2	—	—	2,115,190	11,938,843	—

Level 3	—	—	—	—	—

Total	$—	$—	$2,115,190	$11,938,843	$—

See the Schedules of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the period ended June 30, 2019.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2019 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$31,930,691	$6,606	$(950,466)	$130,575	$132,843	$(38,769)	$-	$-	$31,211,480	$(958,143)
Non-Agency Commercial Mortgage Backed Obligations	502,275	-	(25,101)	-	-	-	-	-	477,174	(25,101)
Foreign Corporate Bonds	-	-	(195,500)	-	197,000	-	-	-	1,500	-

Total	$32,432,966	$6,606	$(1,171,067)	$130,575	$329,843	$(38,769)	$-	$-	$31,690,154	$(983,244)

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2019 [3]
Investments in Securities
Foreign Corporate Bonds	$10,288,000	$-	$222,722	$(679)	$-	$-	$-	$-	$10,510,043	$237,022
Asset Backed Obligations	4,987,050	2,565	1,152	-	-	(512,934)	-	-	4,477,833	2,663

Total	$15,275,050	$2,565	$223,874	$(679)	$-	$(512,934)	$-	$-	$14,987,876	$239,685

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at June 30, 2019 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$31,211,480	Market Comparables	Market Quotes	$90.31 - $104.69 ($97.48)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$477,174	Market Comparables	Yields	38.27% (38.27%)	Increase in yields would have resulted in the decrease in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Value	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

DoubleLine Infrastructure Income Fund	Fair Value as of 6/30/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$10,510,043	Market Comparables	Market Quotes	$106.50 ($106.50)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$4,477,833	Market Comparables	Market Quotes	$99.86 ($99.86)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.